Subsequent events (Details) - USD ($)				3 Months Ended		12 Months Ended
	Mar. 08, 2021	Jan. 28, 2021	Mar. 08, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Mar. 15, 2021
Subsequent Event [Line Items]
Cash proceeds				$ 20,000,000	$ 0
Number of stock options exercised			18,000			0
Cash proceeds from exercise of stock options			$ 450,000	$ 450,000	$ 3,244,433
Subsequent events | RACA
Subsequent Event [Line Items]
Commitments for PIPE financing							$ 165,000,000
Number of shares for financing							16,500,000
Subsequent events | Agreement with RACA and Bodhi Merger Sub | RACA
Subsequent Event [Line Items]
Number of common shares received for each share							3,590,000
Subsequent events | Warrants
Subsequent Event [Line Items]
Number of shares issued for exercise of warrants		800,000
Cash proceeds		$ 20,000,000
Subsequent events | Stock options
Subsequent Event [Line Items]
Number of stock options exercised	18,000
Cash proceeds from exercise of stock options	$ 450,000